OTHER LIABILITIES - NON CURRENT AND CURRENT (Schedule of amounts recognized in income statement) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other liabilities [Abstract]
Current service cost	$ 9,954	$ 11,776
Interest cost	26,139	27,310
Total included in labor costs	$ 36,093	$ 39,086	$ 29,862